Principles of Consolidation, Investments in Subsidiaries and Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Investments in subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share
			12/31/2018		12/31/2017		12/31/2016
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	—	100	—	100	—
am/pm Comestíveis Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Centro de Conveniências Millennium Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Icorban—Correspondente Bancário Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Trading Limited	Virgin Islands	Ipiranga	—	100	—	100	—	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Iconic Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	—	56	—	56	—	—
Ipiranga Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	—	—	—	100	—	100
Integra Frotas Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Companhia Ultragaz S.A.	Brazil	Ultragaz	—	99	—	99	—	99
Ultragaz Comercial Ltda.	Brazil	Ultragaz	—	100	—	100	—	100
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	—	100	—	100	—	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	—	57	—	57	—	57
LPG International Inc.	Cayman Islands	Ultragaz	—	100	—	100	—	100
Imaven Imóveis Ltda.	Brazil	Others	—	100	—	100	—	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	—	100	—	100	—	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	—	100	—	100	—
Oxiteno Nordeste S.A. Indústria e Comércio	Brazil	Oxiteno	—	99	—	99	—	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	—	100	—	100	—	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	—	100	—	100	—	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	—	100	—	100	—	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno USA LLC	United States	Oxiteno	—	100	—	100	—	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	—	100	—	100	—	100
Oxiteno Andina, C.A.	Venezuela	Oxiteno	—	100	—	100	—	100
Oxiteno Europe SPRL	Belgium	Oxiteno	—	100	—	100	—	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	—	100	—	100	—	100
Oxiteno Shanghai LTD.	China	Oxiteno	—	100	—	100	—	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	—	100	—	100	—	100
Ultracargo—Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	—	100	—	100	—
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	—	99	—	99	—	99
TEAS – Terminal Exportador de Álcool de Santos Ltda. (see Note 3.d)	Brazil	Ultracargo	—	100	—	—	—	—
Ultrapar International S.A.	Luxembourg	Others	100	—	100	—	100	—
SERMA—Ass. dos usuários equip. proc. de dados	Brazil	Others	—	100	—	100	—	100

Fair value of acquired assets and liabilities assumed in acquisition

The table below summarize the assets acquired and liabilities assumed as of the acquisition date (December 1, 2017):

Current assets	Temporary amount	Final amount	Adjustment	Current liabilities	Temporary amount	Final amount	Adjustment
Cash and cash equivalents (1)	73,316	73,316	—	Trade payables	33,453	33,453	—
Trade receivables	157,016	157,016	—	Salaries and related charges	18,251	18,251	—
Inventories	112,998	113,131	133	Taxes payable	20,089	20,089	—
Recoverable taxes	5,595	5,595	—	Other payables	28,743	28,743	—
Other receivables	15,497	15,497	—

	364,422	364,555	133		100,536	100,536	—
Non-current assets				Non-current liabilities
Related parties	7,077	7,077	—	Provision for tax, civil, and labor risks	202,352	202,352	—
Indemnity asset	202,352	202,352	—	Deferred income and social contribution taxes	3,300	48,418	45,118
Escrow deposits	4,095	4,095	—	Post-employment benefits	44,478	44,478	—

Other receivables	5,257	5,257	—		250,130	295,248	45,118
Property, plant, and equipment	172,526	175,823	3,298

Intangible assets	9,944	139,215	129,270

	401,251	533,819	132,568

Total assets acquired	765,673	898,374	132,701	Total liabilities assumed	350,666	395,784	45,118

Goodwill	123,673	69,807	(53,866)	Participation of non-controlling interests	182,603	221,139	38,536

Total assets acquired and goodwill	889,346	968,181	78,835	Consideration transferred	356,077	351,258	(4,819)

(1)	Includes the cash contribution from IPP.

Summary of identification of assets and liabilities, intangible assets, not recognized in acquired entity's book

During the process of identification of assets and liabilities, intangible assets, which were not recognized in the acquired entity’s books were also taken into account, as shown below:

	R$	Useful life	Amortization method
Commercial property rights	114,792	39 years	Straight line
Portfolio and customers’ relationship	14,478	30 years	Straight line

Total	129,270

Summary of goodwill calculation

The goodwill was calculated as below:

	Temporary amount	Final amount	Adjustment
Consideration transferred	356,077	351,258	4,819
Total assets acquired	(765,673)	(898,374)	(132,701)
Total liabilities assumed	350,666	395,784	45,118
Non-controlling interest	182,603	221,139	38,536

Goodwill (see Note 14.a)	123,673	69,807	53,866

TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Statement [LineItems]
Fair value of acquired assets and liabilities assumed in acquisition

The table below summarizes the assets acquired and liabilities assumed as of the acquisition date:

Current assets		Current liabilities
Cash and cash equivalents	3,662	Trade payables	14
Recoverable taxes	3,830	Contingent consideration	2,880

	7,492		2,894
Non-current assets		Non-current liabilities
Deferred income and social contribution taxes	1,054	Provision for tax, civil, and labor risks	141
Escrow deposits	72
Indemnity asset	141
Property, plant, and equipment	96,852

	98,119		141

Total assets acquired	105,611	Total liabilities assumed	3,035

Goodwill	797
Total assets acquired and goodwill	106,408	Consideration transferred	103,373

Summary of goodwill calculation	The goodwill is was calculated as below:

Consideration transferred	103,373
Total assets acquired	(105,611)
Total liabilities assumed	3,035

Goodwill (see Note 14.a)	797

Consolidated information

The following summary presents the Company’s pro forma information for 2017, as if the acquisition had been completed at the beginning of the year. The pro forma information is only presented for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition actually been made at such date, nor is it necessarily indicative of future operating results:

2017
Net revenue from sales and services	80,007,676
Operating income	2,760,458
Net income for the year	1,507,074
Earnings per share basic – whole R$ (see Note 31)	1.3911
Earnings per share diluted – whole R$ (see Note 31)	1.3812